Reinsurance Activity (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earned
Net premiums, Earned	$ 40,777	$ 38,590	$ 81,096	$ 76,063	$ 157,533	$ 146,701	$ 134,048
Effect of reinsurance on incurred losses
Loss and LAE incurred	36,455	49,537	54,207	70,949	117,089	115,347	92,655
Reinsurance recoverables	(1,180)	(1,377)	(595)	(1,604)	(6,334)	(6,188)	4,079
Net loss and LAE incurred	35,275	48,160	53,612	69,345	110,755	109,159	96,734
Property and casualty
Written
Premiums from direct business	47,999	47,950	91,770	89,807	173,982	163,780	155,054
Reinsurance assumed	2,677	2,120	4,910	3,873	7,987	6,422	5,388
Reinsurance ceded	(5,295)	(5,224)	(9,481)	(9,779)	(18,528)	(19,751)	(18,705)
Net premiums, Written	45,381	44,846	87,199	83,901	163,441	150,451	141,737
Earned
Premiums from direct business	43,534	41,943	86,293	82,490	168,942	162,383	147,419
Reinsurance assumed	2,178	1,748	4,198	3,378	7,202	5,882	5,176
Reinsurance ceded	(4,935)	(5,101)	(9,395)	(9,805)	(18,611)	(21,564)	(18,547)
Net premiums, Earned	$ 40,777	$ 38,590	$ 81,096	$ 76,063	$ 157,533	$ 146,701	$ 134,048